Subsequent Events - Additional Information (Detail) - USD ($)			3 Months Ended
	Apr. 26, 2022	Jan. 18, 2022	Mar. 31, 2022	Jun. 01, 2022	Apr. 20, 2022	Jan. 17, 2022	Dec. 31, 2021	Mar. 02, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Amount drew under the note			$ 20,000,000
Capital Unit, Class B [Member]
Subsequent Event [Line Items]
Limited Partners' Capital Account, Units Authorized			50,000,000			50,000,000	10,000,000
Limited Partners' Capital Account, Units Issued			17,354,894				7,767,122		7,767,122
Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 100,000,000
PIPE Investors [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction		57,500,000
Sale of stock price per share		$ 10
Sale of stock, consideration received on transaction		$ 575,000,000
Existing Directors, Officers And Equityholders Of, Or Investment Funds Managed By Suvretta Capital Management, LLC [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction		156,400,000
Existing Directors, Officers And Unitholders Of ProKidney [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction		50,000,000
Existing Directors, Officers And Unitholders Of ProKidney [Member] | Maximum [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction		100,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 100,000,000,000
Line of Credit Facility, Current Borrowing Capacity							$ 20,000,000,000
Subsequent Event [Member] | Capital Unit, Class B [Member]
Subsequent Event [Line Items]
Limited Partners' Capital Account, Units Authorized						50,000,000
Subsequent Event [Member] | Capital Unit Class B 1 [Member]
Subsequent Event [Line Items]
Limited Partners' Capital Account, Units Issued				549,451		8,848,901
Capital Units, Value				$ 500,000,000		$ 8,052,000,000
Subsequent Event [Member] | Capital Unit Class B 1 [Member] | Deferred Profit Sharing [Member]
Subsequent Event [Line Items]
Limited Partners' Capital Account, Units Issued				1,478,590		8,498,488
Restricted Stock Rights [Member] | ProKidney LP [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares		17,500,000
Restricted Stock Rights [Member] | ProKidney LP [Member] | Share Price One [Member]
Subsequent Event [Line Items]
Business acquisition, share price		$ 15
Restricted Stock Rights [Member] | ProKidney LP [Member] | Share Price Two [Member]
Subsequent Event [Line Items]
Business acquisition, share price		20
Restricted Stock Rights [Member] | ProKidney LP [Member] | Share Price Three [Member]
Subsequent Event [Line Items]
Business acquisition, share price		$ 25
Social Capital Suvretta Holdings Corp. III [Member] | PIPE Investors [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction		57,500,000
Sale of stock price per share		$ 10
Sale of stock, consideration received on transaction		$ 575,000,000
Social Capital Suvretta Holdings Corp. III [Member] | Existing Directors, Officers And Equityholders Of, Or Investment Funds Managed By Suvretta Capital Management, LLC [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction		156,400,000
Social Capital Suvretta Holdings Corp. III [Member] | Existing Directors, Officers And Unitholders Of ProKidney [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction		50,000,000
Social Capital Suvretta Holdings Corp. III [Member] | Existing Directors, Officers And Unitholders Of ProKidney [Member] | Maximum [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction		$ 100,000,000
Social Capital Suvretta Holdings Corp. III [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount								$ 300,000
Social Capital Suvretta Holdings Corp. III [Member] | Sponsor [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount								$ 300,000
Social Capital Suvretta Holdings Corp. III [Member] | Subsequent Event [Member] | Sponsor [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 1,500,000
Amount drew under the note	$ 250,000
Social Capital Suvretta Holdings Corp. III [Member] | Restricted Stock Rights [Member] | ProKidney LP [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares		17,500,000
Social Capital Suvretta Holdings Corp. III [Member] | Restricted Stock Rights [Member] | ProKidney LP [Member] | Share Price One [Member]
Subsequent Event [Line Items]
Business acquisition, share price		$ 15
Social Capital Suvretta Holdings Corp. III [Member] | Restricted Stock Rights [Member] | ProKidney LP [Member] | Share Price Two [Member]
Subsequent Event [Line Items]
Business acquisition, share price		20
Social Capital Suvretta Holdings Corp. III [Member] | Restricted Stock Rights [Member] | ProKidney LP [Member] | Share Price Three [Member]
Subsequent Event [Line Items]
Business acquisition, share price		$ 25